Financial instruments with off-balance sheet credit risk (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Bank's Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]
The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

	December 31,
(In thousands of US$)	2013	2012
Confirmed letters of credit	221,963	106,415
Stand-by letters of credit and guarantees - Commercial risk	137,285	25,167
Credit commitments	121,175	103,294
	480,423	234,876

Remaining Maturity Profile Of Bank's Outstanding Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]
As of December 31, 2013, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount

Within 1 year	353,721
From 1 to 2 years	93,175
From 2 to 5 years	32,905
After 5 years	622
480,423

Disclosure Related To Off Balance Sheet Exposure By Country Risk [Table Text Block]
As of December 31, 2013 and 2012 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)	December 31,
Country:	2013	2012
Argentina	295	-
Bolivia	80	820
Brazil	22,567	23,630
Chile	-	6,084
Colombia	38,545	9,098
Costa Rica	897	1,000
Dominican Republic	108	1,535
Ecuador	153,072	79,760
El Salvador	25	625
Guatemala	43,548	180
Honduras	412	562
Jamaica	338	-
Mexico	20,969	27,289
Netherlands	17,833	-
Panama	96,943	58,219
Paraguay	2	-
Peru	41,063	2,843
Switzerland	1,000	-
United Kingdom	70	-
Uruguay	40,946	-
Venezuela	1,710	23,231
	480,423	234,876